[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

March 10, 2017

VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:       Preliminary Proxy Materials for TCP Capital Corp.

Dear Sir or Madam:

On behalf of TCP Capital Corp. (the “Company”), electronically transmitted herewith, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, please find a preliminary proxy statement for the Company.

Should you have any questions or require additional information with respect to the foregoing, please contact the undersigned at (416) 777-4727.

Very truly yours,

/s/ Steven Grigoriou
Steven Grigoriou